Business combinations, acquisitions, non-controlling interest and spin-off	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Business combinations, acquisitions, non-controlling interest and spin-off
Note 12. Business combinations, acquisitions, non-controlling interest and spin-off
a)
The following is a description of the major acquisitions of investments in associates and subsidiaries during the years ended December 31, 2021 and 2022:
Acquisitions 2021
i) The Company acquired an additional non-controlling interest in its entities for an amount of Ps.7,720.

Acquisitions 2022
i
) On April 20, 2022, after receiving the necessary approvals from local regulators, the Company reported that its Brazilian subsidiary Claro S.A. completed the previously announced acquisition of 32% of Grupo Oi’s mobile business in Brazil, through the acquisition of 100% of the shares of Jonava, it
in accordance with the purchase agreement entered into between Grupo Oi as seller and Claro S.A. (as one of several buyers).
The final purchase price for the aforementioned acquisition was Ps. 14,232,166, net of cash acquired, of which an amount of Ps. 1,315,180 was withheld for price adjustment purposes and other conditions, in accordance with the purchase agreement. Additionally, Ps. 781,217 have been paid for transition services, which are provided by Grupo Oi to Claro S.A. during the following twelve months after the date of the transaction.
For Purchase Price Allocation, the Company determined the fair value of identifiable assets and liabilities based on fair values.
Purchase accounting is substantially complete as of the date of consolidated financial statements and the value of assets acquired and liabilities assumed are as follows:

	2022 Figures at acquisition date
Current assets	Ps.	2,815,999
Other non-current assets		3,323
Intangible assets (excluding goodwill)		2,836,537
Property, plant and equipment		1,356,916
Right-of-use		4,247,397

Total acquired assets		11,260,172

Accounts payable		(10,848,303)
Other liabilities		(369,141)

Total assumed liabilities		(11,217,444)

Fair value of acquired assets and assumed liabilities – net of cash acquired		42,728
Acquisition price		14,232,166

Goodwill	Ps.	14,189,438

ii)
During 2022, the Company has acquired through its subsidiaries other entities for which it has paid Ps. 670,051, net of cash acquired.
iii) The Company acquired an additional non-controlling interests in its entities for an amount of Ps. 39,596.
b) Joint Venture
On October 6, 2022, LLA and the Company announced that they completed the transaction to combine their operations in Chile (VTR and Claro Chile, respectively) in order to create a 50:50 joint venture called Claro Chile, SpA.
On the date of the joint venture’s formation, the Company recognized a loss of Ps. 1,138,859, and recycled a loss of
Ps. 8,251,782
from cumulative translation adjustment to net profit. The aforementioned loss was based on preliminary figures, since, as at the date of these consolidated financial statements, the Company continues to determine the fair value of its interest in this joint venture and is evaluating the available qualitative and quantitative information. In addition, at year-end, a loss in the application of the equity method was recognized in the amount of
Ps. 1,924,040, corresponding to the last quarter of 2022.

Additionally, the effect of the transaction was classified as discontinued operations in these consolidated financial statements. See Note 2Ac.
c) Consolidated subsidiaries with non-controlling interests
The Company has control over Telekom Austria, which has a material non-controlling interest. Set out below is summarized information as of December 31, 2021 and 2022 of Telekom Austria’s consolidated financial statements.
The amounts disclosed for this subsidiary are before inter-company eliminations and using the same accounting policies of América Móvil.
Selected financial data from the consolidated statements of financial position

	December 31,
	2021		2022
Assets:
Current assets	Ps.	39,781,192	Ps.	28,648,246
Non-current assets		142,407,870		126,125,904

Total assets	Ps.	182,189,062	Ps.	154,774,150

Liabilities and equity:
Current liabilities	Ps.	68,795,807	Ps.	50,106,617
Non-current liabilities		58,312,238		47,420,775

Total liabilities		127,108,045		97,527,392
Equity attributable to equity holders of the parent		28,066,198		29,173,281
Non-controlling interest		27,014,819		28,073,477

Total equity	Ps.	55,081,017	Ps.	57,246,758

Total liabilities and equity	Ps.	182,189,062	Ps.	154,774,150

Summarized consolidated statements of comprehensive income

	For the year ended December 31,
	2020		2021		2022
Operating revenues	Ps.	111,472,191	Ps.	113,838,487	Ps.	105,956,057
Operating costs and expenses		98,312,325		98,346,896		89,800,536

Operating income	Ps.	13,159,866	Ps.	15,491,591	Ps.	16,155,521

Net income	Ps.	7,787,388	Ps.	9,104,962	Ps.	11,795,662

Total comprehensive income	Ps.	12,103,406	Ps.	7,790,499	Ps.	6,127,362

Net income attributable to:
Equity holders of the parent	Ps.	3,986,412	Ps.	4,629,816	Ps.	6,000,942
Non-controlling interest		3,800,976		4,475,146		5,794,720

	Ps.	7,787,388	Ps.	9,104,962	Ps.	11,795,662

Comprehensive income attributable to:
Equity holders of the parent	Ps.	6,172,737	Ps.	3,973,154	Ps.	3,124,955
Non-controlling interest		5,930,669		3,817,345		3,002,407

	Ps.	12,103,406	Ps.	7,790,499	Ps.	6,127,362

d) Spin-off of telecommunication towers to Sitios Latam
On August 8, 2022, the Company announced that it met the conditions and completed the necessary steps to spin-off its telecommunications towers and other related passive infrastructure in Latin America outside of Mexico, other than Colombia and the Company’s telecommunications towers existing in Peru prior to the spin-off, and contribute to Sitios Latam a portion of the Company’s capital stock, assets and liabilities, mainly consisting of the shares of the Company’s subsidiaries holding telecommunications towers and other associated infrastructure in Latin America outside of Mexico, other than Colombia and the Company’s telecommunications towers existing in Peru prior to the spin-off. On that date, such capital stock, assets and liabilities cease to be part of the unaudited interim condensed consolidated statement of financial position of the Company. The National Banking and Securities Commission authorized the registration of the shares of Sitios Latam, which allowed it to complete its listing process as a public company on September 29, 2022.
As of the spin-off effective date, the assets and liabilities of Sitios Latam no longer appear in the consolidated statement of financial position of the Company. The Company transferred assets of Ps. 102,609,435 mainly in property, plant and equipment, right of use and other assets and accounts receivable, Ps. 100,026,548 in debt, lease debt and other net liabilities, which resulted in net assets
of Ps. 2,582,887.
The Company, through its subsidiaries, is party to lease agreements with Sitios Latam (its related party) for the use of the space on the towers. The typical term of our site agreements is either five or 10 years, which is a mandatory minimum, except when the underlying floor lease expires in less than the five- or 10-year term, as applicable, in which case the site agreement may expire simultaneously with the floor lease. In most cases, the site agreement is renewable at the customer’s request.